Tax credit/(charge) on loss on ordinary activities	12 Months Ended
Dec. 31, 2020
Tax credit on loss ordinary activities [Abstract]
Tax credit on loss ordinary activities
10. Tax credit/(charge) on loss on ordinary activities

A corporation tax credit of US$1,332,000 arises in the year ended December 31, 2020 (2019: credit of US$495,000, as restated*; 2018: charge of US$43,000). A reconciliation of the expected tax benefit computed by applying the tax rate applicable in the primary jurisdiction, the Republic of Ireland, to the loss before tax to the actual tax credit is as follows:

	December 31,
	2020	2019 restated*	2018
	US$’000	US$’000	US$’000
Loss before tax	(105,859)	(63,493)	(30,444)
Tax credit at Irish corporation tax rate of 12.5%	(13,232)	(7,937)	(3,806)
Effect of:
Movement in unrecognized deferred tax assets	3,624	3,831	4,182
Permanent differences	11,260	6,474	43
Differences in overseas taxation rates	(2,984)	(2,863)	(376)
Total tax (credit)/charge on loss on ordinary activities	(1,332)	(495)	43
* see note 27

At December 31, 2020, the Group had unutilized net operating losses in the following jurisdictions as follows:

	December 31,
	2020	2019
	US$’000	US$’000
Ireland	108,677	53,266
United States	35,043	36,334
Germany	28,288	26,228
United Kingdom	42,893	16,828
Total	214,901	132,656

The deferred tax asset on tax losses of US$38,244,152 (2019: US$25,858,892; 2018: US$14,503,000), which was calculated at corporation tax rates ranging from 12.5% to 32%, has not been recognized due to the uncertainty of the recovery. Tax losses in Ireland, Germany and the UK can be carried forward indefinitely.

Due to historical changes in ownership of the U.S. business, the U.S. tax losses carried forward are restricted in how they can be used against future profits of the Group. U.S. losses related to tax periods prior to 2018 can be carried forward for 20 years while losses from 2018 onwards can be carried forward indefinitely.

All current and deferred tax related charges are recognized in the Consolidated Statement of Comprehensive Loss.